UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 06/30/2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 4, 2000


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   573500

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                            June 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    18617   408050 SH       Sole                    99268            308782
Abbott Laboratories            COM              002824100     1653    37105 SH       Sole                                      37105
Agilent Technologies           COM              00846U101     3313    44927 SH       Sole                     9587             35340
Albertson's                    COM              013104104      652    19600 SH       Sole                                      19600
America Online                 COM              02364J104      619    11740 SH       Sole                                      11740
American Home Products         COM              026609107      249     4230 SH       Sole                                       4230
American Int'l Group           COM              026874107    18590   158209 SH       Sole                    32962            125248
Amgen Inc                      COM              031162100      246     3505 SH       Sole                                       3505
Automatic Data Processing      COM              053015103    17289   322785 SH       Sole                    62669            260116
BP Amoco PLC - Spons ADR       COM              055622104      600    10612 SH       Sole                                      10612
Bank of America                COM              060505104      224     5211 SH       Sole                        1              5210
Bristol-Myers Squibb           COM              110122108      938    16097 SH       Sole                                      16097
Broadcom Corporations          COM              111320107      318     1452 SH       Sole                                       1452
CVS Corp                       COM              126650100     9196   229910 SH       Sole                    64722            165188
Cardinal Health Inc            COM              14149Y108     9502   128400 SH       Sole                    44201             84199
Charles Schwab Corp            COM              808513105    11759   349725 SH       Sole                    90308            259417
Chevron Corp                   COM              166751107     3099    36534 SH       Sole                                      36534
Cintas Corporation             COM              172908105    12455   339491 SH       Sole                    86316            253176
Cisco Systems                  COM              17275R102    32384   509481 SH       Sole                    62827            446654
Citigroup                      COM              172967101      458     7605 SH       Sole                                       7605
Coca-Cola Co                   COM              191216100     1131    19687 SH       Sole                                      19687
Colgate-Palmolive              COM              194162103     9633   160889 SH       Sole                    34925            125964
Costco Wholesale Corp          COM              22160K105    11361   344264 SH       Sole                    69662            274602
Disney Walt Co                 COM              254687106     1450    37367 SH       Sole                                      37367
EMC Corporation                COM              268648102    21380   277886 SH       Sole                    61998            215888
Ecolab Inc.                    COM              278865100     9028   231115 SH       Sole                    66043            165072
Emerson Electric               COM              291011104     7435   123146 SH       Sole                    28693             94453
Exxon Mobil Corp               COM              30231G102     1777    22631 SH       Sole                                      22631
Fannie Mae                     COM              313586109    13759   263647 SH       Sole                    51356            212291
Franklin Resources             COM              354613101     1824    60050 SH       Sole                      300             59750
General Electric               COM              369604103    26735   504437 SH       Sole                    73329            431108
Gillette Company               COM              375766102     1752    50160 SH       Sole                                      50160
Hewlett Packard                COM              428236103    14829   118749 SH       Sole                    25273             93476
Home Depot                     COM              437076102    20292   406354 SH       Sole                    73862            332492
Immunex Corp                   COM              452528102      227     4600 SH       Sole                                       4600
Intel Corp                     COM              458140100    29628   221621 SH       Sole                    30201            191420
International Business Machine COM              459200101      207     1890 SH       Sole                                       1890
Johnson & Johnson              COM              478160104    19045   186945 SH       Sole                    28938            158007
Kimberly-Clark                 COM              494368103      847    14765 SH       Sole                                      14765
Lilly Eli & Co                 COM              532457108      240     2400 SH       Sole                                       2400
Lucent Technologies            COM              549463107    12978   219042 SH       Sole                    44366            174676
MBNA Corp                      COM              55262L100    10523   387952 SH       Sole                   104097            283855
McDonald's Corp                COM              580135101      909    27590 SH       Sole                                      27590
Medtronic Inc                  COM              585055106    20028   402071 SH       Sole                    80520            321551
Merck & Co                     COM              589331107     5899    76981 SH       Sole                                      76981
Microsoft Corp                 COM              594918104    26182   327269 SH       Sole                    48900            278369
Minnesota Mining & Mfg         COM              604059105      398     4820 SH       Sole                                       4820
Morgan J.P.                    COM              616880100      405     3675 SH       Sole                                       3675
Nokia Corp - Spon ADR          COM              654902204     7973   159660 SH       Sole                    40700            118960
Omnicom Group                  COM              681919106    18140   203680 SH       Sole                    43983            159697
Paychex Inc                    COM              704326107    12602   300047 SH       Sole                    63282            236765
PepsiCo Inc                    COM              713448108     3024    68050 SH       Sole                      300             67750
Pfizer Inc                     COM              717081103    15161   315852 SH       Sole                    68382            247470
Praxair Inc                    COM              74005P104      803    21450 SH       Sole                                      21450
Procter & Gamble               COM              742718109     1502    26233 SH       Sole                                      26233
Royal Dutch Petroleum          COM              780257804     1039    16875 SH       Sole                                      16875
SBC Communications             COM              78387G103     2112    48826 SH       Sole                                      48826
Schering-Plough                COM              806605101      624    12350 SH       Sole                                      12350
Schwab CA TE Money Fund        COM              808508204     1000  1000000 SH       Sole                                    1000000
Solectron Corp                 COM              834182107    16433   392425 SH       Sole                    92000            300425
Starbucks Corp                 COM              855244109    16529   432825 SH       Sole                    74666            358159
State Street Corp              COM              857477103    19978   188360 SH       Sole                    35988            152372
Sysco Corp                     COM              871829107    17816   422940 SH       Sole                    89788            333152
Texas Instruments              COM              882508104     8107   118025 SH       Sole                    36800             81225
U.S. Bancorp                   COM              902973106      198    10263 SH       Sole                                      10263
Walgreen Co                    COM              931422109      270     8400 SH       Sole                                       8400
WorldCom Inc                   COM              98157D106    18128   395164 SH       Sole                    84090            311074
REPORT SUMMARY                 67 DATA RECORDS              573500            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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